Accrued Expenses (Details) - USD ($)	Mar. 31, 2016	Sep. 30, 2015	Sep. 30, 2014
Accrued Liabilities, Current [Abstract]
Compensation	$ 3,137,855	$ 2,321,508	$ 1,907,684
Research and development	1,679,473	951,759	170,513
Interest payable	682,538	806,475	$ 106,940
Deferred offering costs	450,648	657,892
Professional fees	$ 280,333	594,572	$ 131,668
Director fees		414,421	239,420
Other accrued expenses	$ 173,124	178,021	4,054
Accrued expenses	$ 6,403,971	$ 5,924,648	$ 2,560,279